SHAREHOLDER LETTER

Dear Shareholder:


It is a pleasure to bring you Franklin New York Tax-Free Income Fund's annual report for the period ended May 31, 1999.

During the 12 months under review, the municipal bond market was comparatively stable in what could otherwise be characterized as a challenging year for global and domestic markets. The economic stresses felt in Asia, Latin America and Eastern Europe during third and fourth quarters 1998 caused investors to seek safety in U.S. Treasury bonds, driving yields on the 30-year Treasury bond to an all-time low of 4.70% on October 5, 1998. These regions had a direct impact on the U.S. economy as foreign countries purchased fewer American goods, leading to an overall reduction in U.S. export levels. In light of lowered export levels, it was expected that the U.S. economy would see some slowing in the fourth quarter of 1998.

However, it became apparent as 1999 got under way, that fourth quarter 1998 growth actually exceeded expectations, and the U.S. gross domestic product (GDP) grew at a 6% annualized rate. The American consumer boosted the domestic economy at much higher-than-anticipated levels, which resulted in the Federal Reserve Board's (the Fed's) moving to a neutral position with respect to short-term interest rates rather than its previous bias toward lowering rates that began in 1998. The change in the Fed's position caused 30-year Treasury yields to rise to a first-quarter peak of 5.69% on March 4, 1999. However, near the end of the reporting period the Fed adopted a tightening bias, which could bring higher interest rates.


              CONTENTS

Shareholder Letter            1

Manager's Discussion          5

Performance Summary          10

Municipal Bond Ratings       13

Financial Highlights &
Statement of Investments     16                [Fund Category Graph]

Financial Statements         32

Notes to
Financial Statements         35

Independent
Auditors' Report             38

Tax Information              39



The municipal bond market remained relatively calm throughout the Treasury market volatility as demand was fundamentally supported by an increased municipal bond supply. As interest rates declined, municipal bond issuers increased their refinancing activity of outstanding, higher interest-rate debt. Additionally, many municipalities were in excellent fiscal condition due to the strong national economy, which gave them greater confidence to borrow money for new projects. This environment led to a surge in 1998's new-issue supply with total volume closely matching 1993's record $293 billion nationally, while supply in New York reached $37 billion. Although demand from individual investors was relatively stable, at times the municipal bond market had some difficulty absorbing the large supply of bonds.

These conditions led to attractive municipal bond yields, as municipal bond prices lagged those of similar Treasury bonds. For example, in October 1998 an investor could have purchased a 30-year, AAA municipal bond yielding approximately 105% of the yield on a comparable Treasury bond, versus the historical average of approximately 85%. Municipal market valuations have not been this attractive since 1986. With the early 1999 rise in Treasury yields, and the Bond Buyer 40 index showing an increase in yield to 5.37%, the municipal-to-Treasury ratio declined to 92% on May 31, 1999, still above the historical average.*

*The unmanaged Bond Buyer Municipal 40 Index is composed of the Yield to Maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.



WHAT DOES
"TAXABLE EQUIVALENT"
MEAN FOR YOU?

 For yield and distribution rate, taxable equivalent is the amount a taxable investment would have to earn to match the income from a tax-free investment such as a municipal bond. You can find your fund's taxable equivalent distribution rate and yield in the Performance Summary of this report.

This relatively high ratio has allowed municipal investors to earn attractive yields compared with other fixed-income opportunities.

The prevalence of bond insurance was another trend that affected the municipal bond market. The increasingly higher percentages of AAA-insured municipal bond issues coming to market over the past four years seems to have finally peaked at more than 50% nationally for municipal issuers in 1998. In New York, insured issues comprised 45% of all new issues. With investors continuing to demand higher yields in a falling interest-rate environment, municipal bond market credit spreads, or the additional interest rate paid to investors for BBB-versus AAA-rated bonds, were extremely narrow.

Looking forward, we anticipate national and New York supply pressures to moderate in 1999. Already, municipal new issuance for the first quarter of the year was down about 19.3% nationally, compared with the same period last calendar year.**

Municipal bonds continue to be an attractive investment for those investors seeking tax-free income as well as an opportunity to diversify risk in their portfolio. Generally, a taxable investment would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment. We encourage you to discuss your financial goals with an investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

**Source: The Bond Buyer, 4/1/99.



Sincerely,

/s/ Charles B. Johnson
----------------------
Charles B. Johnson
Chairman
Franklin New York Tax-Free Income Fund

/s/ Thomas J. Kenny
----------------------
Thomas J. Kenny
Director
Franklin Municipal Bond Department


MANAGER'S DISCUSSION

Your Fund's Goal: Franklin New York Tax-Free Income Fund seeks to provide high current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.

NEW YORK UPDATE

During the 12 months under review, the New York economy followed the stock market to higher ground, although it still had to play catch-up to the rest of the nation. Financially, the state is in the best condition in years, after producing large budget surpluses in the three years ended 1998. Projections for fiscal 1999 point to a favorable budget, with a surplus of $1.79 billion. Furthermore, the state generated these surpluses while slashing the state personal income tax by 20% and introducing other tax cuts. Although employment growth was a respectable 1.9% in 1998, the strongest in the `90s, it lagged the 2.5% national average. Income growth in 1998 was slightly below par, and at 4.9% nearly matched the nation's 5.0% growth rate.(1)

Typical of late, New York City fared better than the remainder of the state, principally fueled by a strong securities industry and prudent public spending. The city ended 1998 with a $2.1 billion surplus, on top of 1997's $1.4 billion surplus. Overall job growth in 1998 was the highest in more than a decade, with unemployment falling to 8.1% in January 1999. While this is down from 9% in the year earlier period, it still was much higher than the national average.(2)


(1). Source: Standard and Poor's(R), CreditWeek Municipal, 3/99.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
5/31/99
[PIE CHART]
AAA -                     43.9%
AA  -                     13.1%
 A  -                     23.3%
BBB -                     19.0%
Below Investment Grade     0.7%

* Quality breakdowns may include internal ratings for bonds not rated by a national rating agency.

The future appears to be generally bullish for New York. A diverse economic base, average income at 130% of the national average and a significantly improved financial condition should lead to continued solid growth. In addition, the City and the state, and their many issuing authorities, are well on their way to being fully Y2K compliant. However, a heavy reliance on the historically volatile financial services industry, coupled with an expanding debt burden, somewhat clouds this rosy scenario.

PORTFOLIO NOTES

During the 12 months under review, we adhered to our strategy of managing the fund to provide a high level of tax-free income while trying to minimize share price volatility for our shareholders. In managing for income, the fund typically employs a buy-and-hold strategy, which usually results in low portfolio turnover and reduced costs. The majority of the fund's turnover during the fund's fiscal year resulted from the sale of prerefunded securities. Despite this, prerefunded securities increased to 28.8% of the portfolio's total long-term investments on May 31, 1999, compared with 23.4% on May 31, 1998.

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually experience a substantial price increase -- depending on their call date. Generally, we look to sell prerefunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the fund's call protection and protect its share value.


(2). Source: Moody's Investor Service, 4/99.


The fund maintained broad sector diversification by purchasing bonds over many different sectors during the year under review. Some of the fund's purchases included New York State Dormitory Authority Revenue, Metropolitan Transportation Authority and New York City Municipal Water Finance Authority Water and Sewer System Revenue. The majority of the bonds purchased during the period were higher-rated or insured securities, principally because credit spreads, the additional yield offered by lower-quality issues, remained narrow in New York. In our opinion, lower-rated securities typically did not offer enough added yield to compensate for the added risk during the period under review. As a result of these purchases, AAA-rated securities increased to 43.9% of the portfolio's total long-term investments on May 31, 1999, compared with 37.3% a year ago.

If you had invested $10,000 in the fund's Class A shares on May 31, 1989, as of May 31, 1999, you would have received monthly tax-free income dividend checks totaling more than $6,390. If you had reinvested all of your distributions, including capital gains, your account would have been worth $19,826.(3) In both cases, the fund has provided shareholders attractive returns. Of course, this was a period of generally declining interest rates and rising bond prices, and past performance cannot guarantee future results.


(3). Total returns include sales charges and assume reinvestment of dividends and capital gains at net asset value. Class A (formerly Class I): Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

PORTFOLIO BREAKDOWN
5/31/99

                     % OF TOTAL
                      LONG-TERM
SECTOR               INVESTMENTS
--------------------------------

Prerefunded            28.8%

Housing                14.3%

Hospitals              11.9%

Transportation          9.7%

Education               7.9%

Other Revenue           7.9%

Health Care             7.0%

Utilities               6.9%

General Obligation      4.2%

Certificates
of Participation        1.0%

Sales Tax               0.3%

Industrial              0.1%


Going forward, our outlook for the fund, the municipal bond market and New York remains positive. We expect New York's municipal bond supply to remain stable for the remainder of 1999 and this, coupled with a continued strong demand for New York bonds, should make New York an attractive investment.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of May 31, 1999. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


DIVIDEND DISTRIBUTIONS
6/1/98 - 5/31/99


                                      DIVIDEND PER SHARE
                                      ------------------
MONTH                        CLASS A       CLASS B*    CLASS C
---------------------------------------------------------------
June                        5.50 cents        --         4.91 cents

July                        5.50 cents        --         4.93 cents

August                      5.50 cents        --         4.93 cents

September                   5.40 cents        --         4.83 cents

October                     5.40 cents        --         4.78 cents

November                    5.40 cents        --         4.78 cents

December                    5.30 cents        --         4.68 cents

January                     5.30 cents    5.30 cents     4.68 cents

February                    5.30 cents    4.72 cents     4.68 cents

March                       5.25 cents    4.80 cents     4.67 cents

April                       5.25 cents    4.80 cents     4.67 cents

May                         5.25 cents    4.80 cents     4.67 cents
-------------------------------------------------------------------
TOTAL                       64.35 CENTS  24.42 CENTS    57.21 CENTS


*January 1, 1999, the fund began offering Class B shares to investors. See the prospectus for details.

PERFORMANCE SUMMARY AS OF  5/31/99


Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PRICE AND DISTRIBUTION INFORMATION (6/1/98-5/31/99)


CLASS A                          CHANGE        5/31/99  5/31/98
---------------------------------------------------------------
Net Asset Value                 -$0.17          $11.91  $12.08


                                 DISTRIBUTIONS
                                 ------------------------------

Dividend Income                  $0.6435

Long-Term Capital Gain           $0.0858

    TOTAL                        $0.7293


CLASS B                          CHANGE        5/31/99  1/1/99
--------------------------------------------------------------

Net Asset Value                 -$0.17         $11.89   $12.06


                                 DISTRIBUTIONS
                                 ------------------------------

Dividend Income                  $0.2442


CLASS C                          CHANGE        5/31/99  5/31/98
---------------------------------------------------------------

Net Asset Value                 -$0.16         $11.91   $12.07


                                 DISTRIBUTIONS
                                 ------------------------------

Dividend Income                  $0.5721

Long-Term Capital Gain           $0.0858

    TOTAL                        $0.6579


Franklin New York Tax-Free Income Fund paid distributions derived from long-term capital gains of 8.58 cents ($0.0858) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


                     Past performance is not predictive of future results.


PERFORMANCE

                                                                               INCEPTION
CLASS A                                     1-YEAR     5-YEAR      10-YEAR     (9/13/82)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                  +4.73%     +38.10%    +107.05%       +313.98%

Average Annual Total Return(2)              +0.25%      +5.75%      +7.08%         +8.59%

Distribution Rate(3)                         5.06%

Taxable Equivalent Distribution Rate(4)      9.33%

30-Day Standardized Yield(5)                 4.03%

Taxable Equivalent Yield(4)                  7.43%


                                                       INCEPTION
CLASS B                                                 (1/1/99)
---------------------------------------------------------------

Cumulative Total Return(1)                                +0.62%

Aggregate Total Return(2)                                 -3.33%

Distribution Rate(3)                         4.84%

Taxable Equivalent Distribution Rate(4)      8.92%

30-Day Standardized Yield(5)                 3.66%

Taxable Equivalent Yield(4)                  6.75%

                                                                         INCEPTION
CLASS C                                                1-YEAR   3-YEAR   (5/1/95)
---------------------------------------------------------------------------------
Cumulative Total Return(1)                             +4.20%   +22.34%    +29.42%

Average Annual Total Return(2)                         +2.20%    +6.58%     +6.25%

Distribution Rate(3)                          4.66%

Taxable Equivalent Distribution Rate(4)       8.65%

30-Day Standardized Yield(5)                  3.61%

Taxable Equivalent Yield(4)                   6.66%


(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3). Distribution rate is based on an annualization of the respective class's May monthly dividend and the maximum offering price per share on May 31, 1999.

(4). Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal, New York state and New York City personal income tax bracket of 45.8%, based on the federal income tax rate of 39.6%.

(5). Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended May 31, 1999.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


                              [CLASS A LINE GRAPH]


GRAPHIC MATERIAL (5)

This graph compares the performance of Franklin New York Tax-Free Income Fund's Class A shares as tracked by the growth in value of a $10,000 investment, to that of Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI) from 6/1/89 - 5/31/99. Source: Standard and Poor's Micropal.


   Date       Franklin New York Tax-Free          Lehman      CPI
                  Income Fund-Class A           Brothers
                                              Municipal Bond
                                                 Index

 06/01/1989      $9,575                   10,000           10,000
 06/30/1989      $9,694          1.36%    10,136   0.24%   10,024
 07/31/1989      $9,787          1.36%    10,274   0.24%   10,048
 08/31/1989      $9,748         -0.98%    10,173   0.16%   10,064
 09/30/1989      $9,700         -0.30%    10,143   0.32%   10,096
 10/31/1989      $9,750          1.22%    10,266   0.48%   10,145
 11/30/1989      $9,881          1.75%    10,446   0.24%   10,169
 12/31/1989      $9,967          0.82%    10,532   0.16%   10,185
 01/31/1990      $9,900         -0.47%    10,482   1.03%   10,290
 02/28/1990     $10,033          0.89%    10,575   0.47%   10,339
 03/31/1990     $10,002          0.03%    10,579   0.55%   10,396
 04/30/1990      $9,952         -0.72%    10,503   0.16%   10,412
 05/31/1990     $10,107          2.18%    10,731   0.23%   10,436
 06/30/1990     $10,225          0.88%    10,826   0.54%   10,492
 07/31/1990     $10,390          1.48%    10,986   0.38%   10,532
 08/31/1990     $10,273         -1.45%    10,827   0.92%   10,629
 09/30/1990     $10,240          0.06%    10,833   0.84%   10,719
 10/31/1990     $10,284          1.81%    11,029   0.60%   10,783
 11/30/1990     $10,464          2.01%    11,251   0.22%   10,807
 12/31/1990     $10,440          0.44%    11,301   0.00%   10,807
 01/31/1991     $10,593          1.34%    11,452   0.60%   10,871
 02/28/1991     $10,688          0.87%    11,552   0.15%   10,888
 03/31/1991     $10,764          0.04%    11,556   0.15%   10,904
 04/30/1991     $10,900          1.34%    11,711   0.15%   10,920
 05/31/1991     $10,968          0.89%    11,815   0.30%   10,953
 06/30/1991     $11,025         -0.10%    11,804   0.29%   10,985
 07/31/1991     $11,194          1.22%    11,948   0.15%   11,001
 08/31/1991     $11,354          1.32%    12,105   0.29%   11,033
 09/30/1991     $11,567          1.30%    12,263   0.44%   11,082
 10/31/1991     $11,657          0.90%    12,373   0.15%   11,098
 11/30/1991     $11,726          0.28%    12,408   0.29%   11,131
 12/31/1991     $11,859          2.15%    12,674   0.07%   11,138
 01/31/1992     $11,856          0.23%    12,704   0.15%   11,155
 02/29/1992     $11,871          0.03%    12,707   0.36%   11,195
 03/31/1992     $11,971          0.04%    12,712   0.51%   11,252
 04/30/1992     $12,135          0.89%    12,826   0.14%   11,268
 05/31/1992     $12,324          1.18%    12,977   0.14%   11,284
 06/30/1992     $12,546          1.68%    13,195   0.36%   11,325
 07/31/1992     $12,953          3.00%    13,591   0.21%   11,348
 08/31/1992     $12,827         -0.98%    13,458   0.28%   11,380
 09/30/1992     $12,888          0.65%    13,545   0.28%   11,412
 10/31/1992     $12,694         -0.98%    13,412   0.35%   11,452
 11/30/1992     $13,000          1.79%    13,652   0.14%   11,468
 12/31/1992     $13,173          1.02%    13,792  -0.07%   11,460
 01/31/1993     $13,347          1.16%    13,952   0.49%   11,516
 02/28/1993     $13,692          3.62%    14,457   0.35%   11,556
 03/31/1993     $13,641         -1.06%    14,303   0.35%   11,597
 04/30/1993     $13,715          1.01%    14,448   0.28%   11,629
 05/31/1993     $13,882          0.56%    14,529   0.14%   11,646
 06/30/1993     $14,107          1.67%    14,771   0.14%   11,662
 07/31/1993     $14,113          0.13%    14,791   0.00%   11,662
 08/31/1993     $14,376          2.08%    15,098   0.28%   11,695
 09/30/1993     $14,532          1.14%    15,270   0.21%   11,719
 10/31/1993     $14,559          0.19%    15,299   0.41%   11,767
 11/30/1993     $14,444         -0.88%    15,165   0.07%   11,775
 12/31/1993     $14,746          2.11%    15,485   0.00%   11,775
 01/31/1994     $14,881          1.14%    15,661   0.27%   11,807
 02/28/1994     $14,620         -2.59%    15,256   0.34%   11,847
 03/31/1994     $14,200         -4.07%    14,635   0.34%   11,888
 04/30/1994     $14,230          0.85%    14,759   0.14%   11,904
 05/31/1994     $14,356          0.87%    14,888   0.07%   11,913
 06/30/1994     $14,322         -0.61%    14,797   0.34%   11,953
 07/31/1994     $14,511          1.83%    15,068   0.27%   11,985
 08/31/1994     $14,590          0.35%    15,120   0.40%   12,033
 09/30/1994     $14,418         -1.47%    14,898   0.27%   12,066
 10/31/1994     $14,208         -1.78%    14,633   0.07%   12,074
 11/30/1994     $13,884         -1.81%    14,368   0.13%   12,090
 12/31/1994     $14,218          2.20%    14,684   0.00%   12,090
 01/31/1995     $14,516          2.86%    15,104   0.40%   12,138
 02/28/1995     $14,829          2.91%    15,544   0.40%   12,187
 03/31/1995     $14,936          1.15%    15,722   0.33%   12,227
 04/30/1995     $14,966          0.12%    15,741   0.33%   12,267
 05/31/1995     $15,375          3.19%    16,243   0.20%   12,292
 06/30/1995     $15,248         -0.87%    16,102   0.20%   12,317
 07/31/1995     $15,331          0.95%    16,255   0.00%   12,317
 08/31/1995     $15,495          1.27%    16,461   0.26%   12,349
 09/30/1995     $15,572          0.63%    16,565   0.20%   12,373
 10/31/1995     $15,798          1.45%    16,805   0.33%   12,414
 11/30/1995     $16,024          1.66%    17,084  -0.07%   12,405
 12/31/1995     $16,157          0.96%    17,248  -0.07%   12,397
 01/31/1996     $16,222          0.76%    17,379   0.59%   12,470
 02/29/1996     $16,083         -0.68%    17,261   0.32%   12,510
 03/31/1996     $15,956         -1.28%    17,040   0.52%   12,575
 04/30/1996     $15,925         -0.28%    16,993   0.39%   12,624
 05/31/1996     $15,936         -0.04%    16,986   0.19%   12,648
 06/30/1996     $16,101          1.09%    17,171   0.06%   12,655
 07/31/1996     $16,239          0.91%    17,327   0.19%   12,679
 08/31/1996     $16,236         -0.02%    17,324   0.19%   12,704
 09/30/1996     $16,473          1.40%    17,566   0.32%   12,744
 10/31/1996     $16,625          1.13%    17,765   0.32%   12,785
 11/30/1996     $16,864          1.83%    18,090   0.19%   12,809
 12/31/1996     $16,825         -0.42%    18,014   0.00%   12,809
 01/31/1997     $16,865          0.19%    18,048   0.32%   12,850
 02/28/1997     $17,006          0.92%    18,214   0.31%   12,890
 03/31/1997     $16,852         -1.33%    17,972   0.25%   12,922
 04/30/1997     $16,977          0.84%    18,123   0.12%   12,938
 05/31/1997     $17,236          1.51%    18,396  -0.06%   12,930
 06/30/1997     $17,377          1.07%    18,593   0.12%   12,946
 07/31/1997     $17,832          2.77%    19,108   0.12%   12,961
 08/31/1997     $17,735         -0.94%    18,929   0.19%   12,986
 09/30/1997     $17,938          1.19%    19,154   0.25%   13,018
 10/31/1997     $18,067          0.64%    19,277   0.25%   13,051
 11/30/1997     $18,181          0.59%    19,390  -0.06%   13,043
 12/31/1997     $18,426          1.46%    19,673  -0.12%   13,027
 01/31/1998     $18,618          1.03%    19,876   0.19%   13,052
 02/28/1998     $18,642          0.03%    19,882   0.19%   13,077
 03/31/1998     $18,712          0.09%    19,900   0.19%   13,102
 04/30/1998     $18,657         -0.45%    19,810   0.18%   13,125
 05/31/1998     $18,931          1.58%    20,123   0.18%   13,149
 06/30/1998     $19,033          0.39%    20,202   0.12%   13,165
 07/31/1998     $19,073          0.25%    20,252   0.12%   13,180
 08/31/1998     $19,319          1.55%    20,566   0.12%   13,196
 09/30/1998     $19,533          1.25%    20,823   0.12%   13,212
 10/31/1998     $19,555          0.00%    20,823   0.24%   13,244
 11/30/1998     $19,610          0.35%    20,896   0.00%   13,244
 12/31/1998     $19,641          0.25%    20,948  -0.06%   13,236
 01/31/1999     $19,825          1.19%    21,198   0.24%   13,268
 02/28/1999     $19,798         -0.44%    21,104   0.12%   13,284
 03/31/1999     $19,851          0.14%    21,134   0.30%   13,323
 04/30/1999     $19,905          0.25%    21,187   0.73%   13,421
 05/31/1999     $19,826 -0.40%  -0.58%    21,064   0.00%   13,421

Total             98.26%                  110.64%           34.21%
Return

                              [CLASS C LINE GRAPH]

GRAPHIC MATERIAL (7)

This graph compares the performance of Franklin New York Tax-Free Income Fund's Class C shares as tracked by the growth in value of a $10,000 investment, to that of Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI) from 5/1/95-5/31/99. Source: Standard and Poor's Micropal.


Date            Franklin New York Tax-    Lehman Brothers    CPI
               Free Income Fund-Class C    Municipal Bond
                                                    Index

 05/01/1995     $9,896                     $10,000           $10,000
 05/31/1995    $10,147            3.19%    $10,319  0.20%    $10,020
 06/30/1995    $10,066           -0.87%    $10,229  0.20%    $10,040
 07/31/1995    $10,125            0.95%    $10,326  0.00%    $10,040
 08/31/1995    $10,219            1.27%    $10,458  0.26%    $10,066
 09/30/1995    $10,273            0.63%    $10,523  0.20%    $10,086
 10/31/1995    $10,408            1.45%    $10,676  0.33%    $10,120
 11/30/1995    $10,561            1.66%    $10,853 -0.07%    $10,112
 12/31/1995    $10,634            0.96%    $10,957 -0.07%    $10,105
 01/31/1996    $10,672            0.76%    $11,041  0.59%    $10,165
 02/29/1996    $10,583           -0.68%    $10,966  0.32%    $10,198
 03/31/1996    $10,485           -1.28%    $10,825  0.52%    $10,251
 04/30/1996    $10,460           -0.28%    $10,795  0.39%    $10,291
 05/31/1996    $10,466           -0.04%    $10,791  0.19%    $10,310
 06/30/1996    $10,578            1.09%    $10,908  0.06%    $10,316
 07/31/1996    $10,654            0.91%    $11,008  0.19%    $10,336
 08/31/1996    $10,647           -0.02%    $11,005  0.19%    $10,356
 09/30/1996    $10,797            1.40%    $11,159  0.32%    $10,389
 10/31/1996    $10,892            1.13%    $11,286  0.32%    $10,422
 11/30/1996    $11,043            1.83%    $11,492  0.19%    $10,442
 12/31/1996    $11,013           -0.42%    $11,444  0.00%    $10,442
 01/31/1997    $11,033            0.19%    $11,466  0.32%    $10,475
 02/28/1997    $11,120            0.92%    $11,571  0.31%    $10,508
 03/31/1997    $11,013           -1.33%    $11,417  0.25%    $10,534
 04/30/1997    $11,099            0.84%    $11,513  0.12%    $10,547
 05/31/1997    $11,253            1.51%    $11,687 -0.06%    $10,540
 06/30/1997    $11,349            1.07%    $11,812  0.12%    $10,553
 07/31/1997    $11,641            2.77%    $12,139  0.12%    $10,565
 08/31/1997    $11,562           -0.94%    $12,025  0.19%    $10,586
 09/30/1997    $11,699            1.19%    $12,168  0.25%    $10,612
 10/31/1997    $11,767            0.64%    $12,246  0.25%    $10,639
 11/30/1997    $11,836            0.59%    $12,318 -0.06%    $10,632
 12/31/1997    $12,000            1.46%    $12,498 -0.12%    $10,619
 01/31/1998    $12,109            1.03%    $12,627  0.19%    $10,640
 02/28/1998    $12,128            0.03%    $12,631  0.19%    $10,660
 03/31/1998    $12,168            0.09%    $12,642  0.19%    $10,680
 04/30/1998    $12,127           -0.45%    $12,585  0.18%    $10,699
 05/31/1998    $12,288            1.58%    $12,784  0.18%    $10,719
 06/30/1998    $12,349            0.39%    $12,834  0.12%    $10,731
 07/31/1998    $12,379            0.25%    $12,866  0.12%    $10,744
 08/31/1998    $12,533            1.55%    $13,065  0.12%    $10,757
 09/30/1998    $12,655            1.25%    $13,229  0.12%    $10,770
 10/31/1998    $12,674            0.00%    $13,229  0.24%    $10,796
 11/30/1998    $12,692            0.35%    $13,275  0.00%    $10,796
 12/31/1998    $12,716            0.25%    $13,308 -0.06%    $10,789
 01/31/1999    $12,829            1.19%    $13,466  0.24%    $10,815
 02/28/1999    $12,804           -0.44%    $13,407  0.12%    $10,828
 03/31/1999    $12,822            0.14%    $13,426  0.30%    $10,861
 04/30/1999    $12,862            0.25%    $13,459  0.73%    $10,940
 05/31/1999    $12,808   -0.45%  -0.58%    $13,381  0.00%    $10,940

Total           28.08%                      33.81%             9.40%
Return



*Source: Standard and Poor's Micropal.

AVERAGE ANNUAL TOTAL RETURN
5/31/99


CLASS A
--------------------------------------


1-Year                          +0.25%
5-Year                          +5.75%
10-Year                         +7.08%
Since Inception (9/13/82)       +8.59%


AVERAGE ANNUAL TOTAL RETURN
5/31/99
CLASS C
------------------------------------

1-Year                         +2.20%
3-Year                         +6.58%
Since Inception (5/1/95)       +6.25%




                       Past performance is not predictive of future results.

MUNICIPAL BOND RATINGS



MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights

                                                                                 CLASS A
                                                ----------------------------------------------------------------------------
                                                                            YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------------
                                                     1999            1998            1997            1996             1995
                                                ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........     $    12.08       $    11.66     $    11.46       $    11.75       $    11.72
                                                ----------       ----------     ----------       ----------       ----------
Income from investment operations:
 Net investment income ....................            .64              .66            .68              .70              .73
 Net realized and unrealized gains (losses)           (.08)             .45            .23             (.28)             .06
                                                ----------       ----------     ----------       ----------       ----------
Total from investment operations ..........            .56             1.11            .91              .42              .79
                                                ----------       ----------     ----------       ----------       ----------
Less distributions from:
 Net investment income ....................           (.64)            (.66)          (.68)            (.71)            (.76)
 Net realized gains .......................           (.09)            (.03)          (.03)              --               --
                                                ----------       ----------     ----------       ----------       ----------
Total distributions .......................           (.73)            (.69)          (.71)            (.71)            (.76)
                                                ----------       ----------     ----------       ----------       ----------
Net asset value, end of year ..............     $    11.91       $    12.08     $    11.66       $    11.46       $    11.75
                                                ==========       ==========     ==========       ==========       ==========
Total return* .............................           4.73%            9.83%          8.16%            3.65%            7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........     $4,847,001       $4,824,135     $4,704,745       $4,709,483       $4,725,056
Ratios to average net assets:
 Expenses .................................            .59%             .58%           .59%             .58%             .57%
 Net investment income ....................           5.30%            5.57%          5.87%            5.99%            6.39%
Portfolio turnover rate ...................          13.34%           18.51%         11.18%           28.34%           40.56%



*Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                       CLASS B
                                                                                       -------
                                                                                    PERIOD ENDED
                                                                                       MAY 31,
                                                                                       -------
                                                                                       1999(1)
                                                                                       -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........................................          $12.06
                                                                                       -------
Income from investment operations:
 Net investment income .......................................................             .77
 Net realized and unrealized losses ..........................................            (.70)
                                                                                       -------
Total from investment operations .............................................             .07
                                                                                       -------
Less distributions from net investment income ................................            (.24)
                                                                                       -------
Net asset value, end of period ...............................................          $11.89
                                                                                       =======
Total return* ................................................................             .62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............................................         $19,059
Ratios to average net assets:
 Expenses ....................................................................            1.16%+
 Net investment income .......................................................            4.72%+
Portfolio turnover rate ......................................................           13.34%


*Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
+Annualized.
(1)For the period January 1, 1999 (effective date) to May 31, 1999.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                 CLASS C
                                                -----------------------------------------------------------------------------
                                                                             YEAR ENDED MAY 31,
                                                -----------------------------------------------------------------------------
                                                    1999            1998            1997           1996            1995(1,2)
                                                -----------     -----------     -----------    -----------        -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     12.07     $     11.65     $     11.45         $11.73             $11.50
                                                -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................           .62             .59             .63            .65                .05
 Net realized and unrealized gains (losses) .          (.12)            .45             .21           (.29)               .24
                                                -----------------------------------------------------------------------------
Total from investment operations ............           .50            1.04             .84            .36                .29
                                                -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.57)           (.59)           (.61)          (.64)              (.06)
 Net realized gains .........................          (.09)           (.03)           (.03)            --                 --
                                                -----------------------------------------------------------------------------
Total distributions .........................          (.66)           (.62)           (.64)          (.64)              (.06)
                                                -----------------------------------------------------------------------------
Net asset value, end of year ................   $     11.91     $     12.07     $     11.65         $11.45             $11.73
                                                -----------------------------------------------------------------------------

Total return* ...............................          4.20%           9.20%           7.52%          3.14%              2.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $   139,756     $   108,686         $74,195        $39,047             $1,913
Ratios to average net assets:
 Expenses ...................................          1.16%           1.16%           1.17%          1.16%              1.09%+
 Net investment income ......................          4.73%           4.98%           5.30%          5.43%              5.32%+
Portfolio turnover rate .....................         13.34%          18.51%          11.18%         28.34%             40.56

*Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

+Annualized.

(1)Per share amounts have been calculated using the daily average shares outstanding during the period.

(2)For the period May 1, 1995 (effective date) to May 31, 1995, the fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $.06 per share. The net asset value per share at the beginning of period includes this dividend.


                            See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999


                                                                                                             PRINCIPAL
                                                                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.7%
BONDS 96.7%
  Albany Housing Authority Limited Obligation, Refunding, 6.25%, 10/01/12 ................................  $ 5,250,000  $ 5,762,715
  Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12 .................................    1,610,000    1,739,734
  Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ..................................................    5,775,000    6,126,871
  Babylon IDA, Waste Facilities Revenue, Community Waste Management, Series A,
    Pre-Refunded, 7.875%, 7/01/06 ........................................................................    9,750,000    9,978,638
  Batavia Housing Authority Mortgage Revenue, Washington Towers, Refunding, Series A, 6.50%, 1/01/23 .....    1,000,000    1,041,280
  Battery Park City Authority Revenue, Refunding, Series A, 5.80%, 11/01/22 ..............................   68,795,000   71,169,115
  Bethany Retirement Home Inc. Mortgage Loan Revenue, 7.50%, 2/01/34 .....................................    8,160,000    9,267,557
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ...................................    5,375,000    6,938,050
  Cortland County IDA, Civic Facilities Revenue, Cortland Memorial Hospital Inc. Project, 6.25%, 7/01/24 .    6,400,000    6,558,592
  Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 ................................    4,600,000    5,099,652
  Franklin County IDA, Lease Revenue, County Correctional Facility Project, 6.75%, 11/01/12 ..............    4,790,000    5,060,922
  Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23 ..............................................    5,385,000    5,806,430
  Guam Power Authority Revenue, Series A,
    6.30%, 10/01/12 ......................................................................................    5,075,000    5,548,954
    6.625%, 10/01/14 .....................................................................................    2,900,000    3,293,791
    6.30%, 10/01/22 ......................................................................................   45,340,000   49,574,303
    6.75%, 10/01/24 ......................................................................................   25,500,000   29,113,605
   (b)5.25%, 10/01/34 ....................................................................................   15,000,000   14,691,900
  Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project, 11.25%, 1/01/15 ..........    1,280,000    1,324,646
  Illinois Elderly Housing Corp. Mortgage Revenue, Section 8 Housing Assistance Revenue, 7.25%, 7/01/09 ..    1,915,000    1,915,211
  Long Island Power Authority Electric System Revenue, Series A,
    5.25%, 12/01/26 ......................................................................................   42,950,000   41,972,458
    5.50%, 12/01/29 ......................................................................................   26,825,000   27,165,946
    FSA Insured, 5.125%, 12/01/22 ........................................................................    3,945,000    3,873,635
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .....................    1,285,000    1,405,366
  MTA Commuter Facilities Revenue,
    Series 8, 5.50%, 7/01/21 .............................................................................    5,000,000    5,108,400
    Series A, 5.625%, 7/01/27 ............................................................................    8,000,000    8,282,720
    Series A, 5.25%, 7/01/28 .............................................................................   23,300,000   22,822,583
    Series A, Pre-Refunded, 6.50%, 7/01/24 ...............................................................   35,620,000   39,762,606
    Series B, FGIC Insured, 4.75%, 7/01/26 ...............................................................    9,935,000    9,140,299
    Series R, 5.50%, 7/01/17 .............................................................................    2,000,000    2,056,740
  MTA Commuter Facilities Revenue, Refunding, Series D, MBIA Insured, 5.125%, 7/01/22 ....................    3,000,000    2,946,090
 (b)MTA Dedicated Tax Fund Revenue, Series A, FSA Insured, 5.25%, 4/01/23 ................................    9,440,000    9,413,851
 (b)MTA Dedicated Tax Fund, Series A, FSA Insured, 5.00%, 4/01/29 ........................................   19,570,000   18,721,836
  MTA Dedicated Tax Fund, Series A, MBIA Insured, 5.25%, 4/01/26 .........................................    3,000,000    2,991,210
  MTA Dedicated Tax Funding, Series A, FGIC Insured, 4.75%, 4/01/28 ......................................    8,100,000    7,444,953
  MTA Service Contract Revenue,
    Commuter Facilities, Refunding, Series 5, 6.50%, 7/01/16 .............................................   17,470,000   18,527,284
    Commuter Facilities, Refunding, Series 5, 6.00%, 7/01/18 .............................................    2,740,000    2,821,104
    Commuter Facilities, Refunding, Series N, 7.125%, 7/01/09 ............................................   24,160,000   26,523,331
    Commuter Facilities, Series 5, 7.00%, 7/01/12 ........................................................   31,605,000   33,848,007
    Transit Facilities, Refunding, Series 5, 7.00%, 7/01/12 ..............................................   30,935,000   33,130,457
    Transit Facilities, Refunding, Series 5, 6.50%, 7/01/16 ..............................................   40,495,000   42,945,757
    Transit Facilities, Refunding, Series 5, 6.00%, 7/01/18 ..............................................    7,725,000    7,953,660
    Transit Facilities, Refunding, Series N, 7.125%, 7/01/09 .............................................   12,625,000   13,859,978
    Transit Facilities, Series 6, Pre-Refunded, 7.00%, 7/01/09 ...........................................    2,000,000    2,166,140

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)


                                                                                                             PRINCIPAL
                                                                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  MTA Transit Facilities Revenue,
    Series A, FSA Insured, 5.50%, 7/01/22 ...........................................................       $ 6,480,000   $6,610,313
    Series A, FSA Insured, 5.625%, 7/01/25 ..........................................................         8,000,000    8,257,360
    Series A, FSA Insured, 5.625%, 7/01/27 ..........................................................        14,440,000   14,847,497
    Series A, FSA Insured, Pre-Refunded, 6.10%, 7/01/21 .............................................        16,940,000   19,000,582
    Series B, FGIC Insured, 4.75%, 7/01/26 ..........................................................        19,000,000   17,480,190
    Service Contract, Refunding, Series 8, 5.25%, 7/01/17 ...........................................         3,750,000    3,723,900
    Service Contract, Refunding, Series 8, 5.375%, 7/01/21 ..........................................        12,375,000   12,426,975
  New Rochelle Municipal Housing Authority Revenue, Series A, 5.55%, 12/01/14 .......................         6,090,000    6,139,146
  New York City GO,
    Pre-Refunded, 7.00%, 2/01/17 ....................................................................         6,270,000    6,841,197
    Refunding, Series F, 5.375%, 8/01/19 ............................................................         5,000,000    5,017,750
    Refunding, Series F, 5.25%, 8/01/24 .............................................................        15,740,000   15,437,162
    Refunding, Series F, 5.875%, 8/01/24 ............................................................         7,000,000    7,442,400
    Refunding, Series G, 5.25%, 8/01/16 .............................................................         5,000,000    4,994,000
    Series 1992, Rite 1, 7.00%, 10/01/11 ............................................................        12,750,000   13,946,843
    Series A, 7.75%, 8/15/13 ........................................................................            15,000       16,299
    Series A, 7.75%, 8/15/14 ........................................................................           325,000      353,207
    Series A, 6.25%, 8/01/17 ........................................................................         2,675,000    2,920,752
    Series A, Pre-Refunded, 7.75%, 8/15/13 ..........................................................         1,985,000    2,178,895
    Series A, Pre-Refunded, 7.75%, 8/15/14 ..........................................................         9,675,000   10,620,054
    Series A-1, 6.625%, 8/01/25 .....................................................................        13,360,000   14,753,314
    Series A-1, Pre-Refunded, 6.625%, 8/01/25 .......................................................         3,640,000    4,125,758
    Series B, 7.00%, 6/01/13 ........................................................................            55,000       58,633
    Series B, 7.00%, 6/01/14 ........................................................................           105,000      111,851
    Series B, 7.00%, 6/01/15 ........................................................................            50,000       53,263
    Series B, 6.75%, 10/01/15 .......................................................................           100,000      108,718
    Series B, 7.00%, 2/01/18 ........................................................................         1,485,000    1,602,241
    Series B, 5.25%, 8/01/20 ........................................................................         2,500,000    2,468,375
    Series B, 6.00%, 8/15/26 ........................................................................         6,780,000    7,281,991
    Series B, Pre-Refunded, 7.75%, 2/01/10 ..........................................................         2,000,000    2,219,760
    Series B, Pre-Refunded, 7.75%, 2/01/11 ..........................................................         5,000,000    5,549,400
    Series B, Pre-Refunded, 7.75%, 2/01/12 ..........................................................           500,000      554,940
    Series B, Pre-Refunded, 7.75%, 2/01/13 ..........................................................         1,875,000    2,081,025
    Series B, Pre-Refunded, 7.75%, 2/01/14 ..........................................................        10,950,000   12,153,186
    Series B, Pre-Refunded, 7.00%, 6/01/14 ..........................................................         6,620,000    7,128,615
    Series B, Pre-Refunded, 7.75%, 2/01/15 ..........................................................        22,610,000   25,094,387
    Series B, Pre-Refunded, 7.00%, 6/01/15 ..........................................................         4,200,000    4,522,686
    Series B, Pre-Refunded, 6.75%, 10/01/15 .........................................................         1,400,000    1,541,764
    Series B, Pre-Refunded, 6.00%, 8/15/26 ..........................................................           915,000    1,015,668
    Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ..........................................         2,000,000    2,285,180
    Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20 ..........................................        10,000,000   11,632,300
    Series C, 5.50%, 11/15/37 .......................................................................        18,545,000   19,154,760
    Series C, 7.00%, 2/01/12 ........................................................................           705,000      711,853
    Series C, Pre-Refunded, 7.20%, 8/15/14 ..........................................................         4,000,000    4,289,360
    Series C, Sub Series C-1, 7.00%, 8/01/16 ........................................................           105,000      114,469
    Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/16 ..........................................         4,395,000    4,861,485
    Series D, 8.00%, 8/01/17 ........................................................................             5,000        5,452


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 1, 1999 (CONT.)

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City GO, (cont.)
    Series D, 7.50%, 2/01/18 ........................................................................        $   70,000   $   76,397
    Series D, 5.25%, 8/01/21 ........................................................................         7,000,000    6,900,320
    Series D, 5.50%, 8/01/22 ........................................................................         2,500,000    2,594,425
    Series D, Pre-Refunded, 8.25%, 8/01/13 ..........................................................         4,820,000    5,333,619
    Series D, Pre-Refunded, 8.00%, 8/01/17 ..........................................................         3,675,000    4,047,719
    Series D, Pre-Refunded, 7.50%, 2/01/18 ..........................................................           130,000      143,645
    Series F, Pre-Refunded, 8.40%, 11/15/08 .........................................................         7,500,000    8,413,500
    Series F, Pre-Refunded, 8.40%, 11/15/09 .........................................................         3,350,000    3,758,030
    Series F, Pre-Refunded, 6.625%, 2/15/25 .........................................................        11,240,000   12,648,035
    Series G, 5.75%, 2/01/20 ........................................................................         7,000,000    7,389,760
    Series G, 6.00%, 10/15/26 .......................................................................         9,815,000   10,585,576
    Series G, Pre-Refunded, 6.00%, 10/15/26 .........................................................            85,000       94,703
    Series H, 7.20%, 2/01/13 ........................................................................         1,200,000    1,301,340
    Series H, 7.20%, 2/01/14 ........................................................................           250,000      271,178
    Series H, 7.20%, 2/01/15 ........................................................................           615,000      667,097
    Series H, 7.00%, 2/01/16 ........................................................................           435,000      469,343
    Series H, 7.00%, 2/01/17 ........................................................................           230,000      248,278
    Series H, 7.00%, 2/01/18 ........................................................................           330,000      356,054
    Series H, 5.375%, 8/01/27 .......................................................................        13,290,000   13,305,549
    Series H, 5.20%, 3/15/28 ........................................................................         3,500,000    3,403,015
    Series H, Pre-Refunded, 7.20%, 2/01/13 ..........................................................         8,800,000    9,645,768
    Series H, Pre-Refunded, 7.20%, 2/01/14 ..........................................................         3,750,000    4,110,413
    Series H, Pre-Refunded, 7.20%, 2/01/15 ..........................................................         3,985,000    4,367,998
    Series H, Pre-Refunded, 7.00%, 2/01/16 ..........................................................         2,065,000    2,253,122
    Series H, Pre-Refunded, 7.00%, 2/01/18 ..........................................................         3,895,000    4,255,015
    Series I, 6.25%, 4/15/27 ........................................................................         5,315,000    5,800,153
    Series I, Pre-Refunded, 6.25%, 4/15/27 ..........................................................         4,185,000    4,709,715
    Series J, 5.25%, 8/01/19 ........................................................................        12,000,000   11,881,320
    Series J, 5.30%, 8/01/24 ........................................................................         9,395,000    9,316,928
    Series K, Pre-Refunded, 6.25%, 4/01/26 ..........................................................         9,000,000   10,083,780
    Unlimited, Series A, Pre-Refunded, 7.75%, 8/15/15 ...............................................         1,400,000    1,536,752
    Unlimited, Series B, Pre-Refunded, 7.00%, 6/01/13 ...............................................           305,000      328,433
  New York City HDC,
    MFHR, Series B, 5.25%, 11/01/31 .................................................................         3,000,000    2,949,360
    MFMR, Refunding, Series A, FHA Insured, 6.55%, 10/01/15 .........................................        19,450,000   20,587,047
    MFMR, Series A, 6.55%, 4/01/18 ..................................................................        10,000,000   10,559,300
    MFMR, Series A,  6.60%, 4/01/30 .................................................................        51,500,000   54,488,545
  New York City Health and Hospital Corp. Revenue,
    Health System, Series A, 5.25%, 2/15/17 .........................................................        23,825,000   23,365,654
    Series A, Pre-Refunded, 6.30%, 2/15/20 ..........................................................        94,635,000  103,748,351
  New York City IDA, Civic Facility Revenue,
    College of New Rochelle, 5.75%, 9/01/17 .........................................................         1,500,000    1,544,325
    College of New Rochelle, 5.80%, 9/01/26 .........................................................         1,500,000    1,539,465
    Federation Protestant Welfare, 6.95%, 11/01/11 ..................................................         2,415,000    2,518,338
    New York Blood Center Inc. Project, Pre-Refunded, 7.20%, 5/01/12 ................................         4,000,000    4,517,880
    New York Blood Center Inc. Project, Pre-Refunded, 7.25%, 5/01/22 ................................         7,000,000    7,938,210


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)



                                                                                                          PRINCIPAL
                                                                                                            AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  New York City IDA, Civic Facility Revenue, (cont.)
    St. Christopher Ottilie Project, 7.50%, 7/01/21 ................................................... $ 2,500,000     $ 2,689,525
    The Lighthouse Inc. Project, Pre-Refunded, 6.50%, 7/01/22 .........................................   8,000,000       8,727,280
  New York City Municipal Water Finance Authority Water and Sewer System Revenue, Refunding,
    6.75%, 6/15/17 ....................................................................................  18,100,000      19,131,157
    Series A, 7.10%, 6/15/12 ..........................................................................  17,785,000      18,903,854
    Series A, 7.00%, 6/15/15 ..........................................................................   2,185,000       2,319,115
    Series A, 6.75%, 6/15/16 ..........................................................................   1,400,000       1,479,198
    Series A, 6.25%, 6/15/21 ..........................................................................     990,000       1,024,066
    Series A, 5.50%, 6/15/24 ..........................................................................  25,625,000      26,140,831
    Series A, Pre-Refunded, 7.10%, 6/15/12 ............................................................  15,700,000      16,881,739
    Series A, Pre-Refunded, 7.10%, 6/15/12 ............................................................   2,215,000       2,381,723
    Series A, Pre-Refunded, 7.00%, 6/15/15 ............................................................     690,000         740,598
    Series A, Pre-Refunded, 6.125%, 6/15/20 ...........................................................   3,000,000       3,323,190
    Series B, 5.875%, 6/15/26 .........................................................................  10,250,000      10,768,035
    Series B, 5.25%, 6/15/29 ..........................................................................  22,900,000      22,525,585
    Series B, AMBAC Insured, 5.25%, 6/15/29 ...........................................................  10,000,000       9,969,800
    Series B, FSA Insured, 5.00%, 6/15/29 .............................................................   9,775,000       9,350,667
    Series B, Pre-Refunded, 6.25%, 6/15/20 ............................................................  41,190,000      46,245,249
    Series B, Pre-Refunded, 6.375%, 6/15/22 ...........................................................  20,000,000      21,580,800
    Series D, FGIC Insured, 4.75%, 6/15/25 ............................................................   8,000,000       7,392,960
    Series D, FSA Insured, 4.75%, 6/15/25 .............................................................  12,000,000      11,089,440
    Series D, MBIA Insured, 4.75%, 6/15/25 ............................................................  15,650,000      14,462,478
  New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.00%, 5/01/29 ..  10,000,000       9,480,200
  New York Housing Corp. Revenue, Series A, 5.50%, 11/01/20 ...........................................   2,200,000       2,208,118
  New York State Commissioner General Services People of the State of New York
    Certificate of Lease Assignment,
    5.70%, 3/01/29 ....................................................................................  80,551,860      79,184,090
    5.75%, 3/01/29 ....................................................................................  38,067,255      37,424,299
  New York State COP, Hanson Redevelopment Project,
    8.25%, 11/01/01 ...................................................................................   4,510,000       4,804,999
    8.375%, 5/01/08 ...................................................................................  18,045,000      21,435,475
  New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
    5.375%, 7/01/21 ...................................................................................   4,000,000       4,028,040
    Series A, 5.125%, 7/01/28 .........................................................................   1,200,000       1,155,216
    Series B, 5.125%, 7/01/28 .........................................................................  12,000,000      11,552,160
  New York State Dormitory Authority Revenue,
    Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ...............................................   2,545,000       2,709,662
    Bronx / Lebanon Hospital, Refunding, Series E, 5.20%, 2/15/15 .....................................   4,230,000       4,198,317
    Bronx / Lebanon Hospital, Refunding, Series E, 5.20%, 2/15/16 .....................................   3,465,000       3,434,196
    Brookdale Hospital, Refunding, Series J, 5.20%, 2/15/15 ...........................................   4,950,000       4,912,925
    Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .................................................   4,730,000       4,552,530
    City University System Consolidated, Second General, Refunding, Series A, 6.00%, 7/01/17 ..........  10,215,000      10,945,679
    City University System Consolidated, Series 1, 5.375%, 7/01/24 ....................................  27,920,000      27,974,444
    City University System Consolidated, Series C, 7.50%, 7/01/10 .....................................  14,900,000      17,590,642
    City University System Consolidated, Series C, 6.00%, 7/01/16 .....................................   8,900,000       9,062,069
    City University System Consolidated, Series D, 7.00%, 7/01/09 .....................................   3,430,000       3,893,256
    City University System Consolidated, Third General, Refunding, Series A, 6.00%, 7/01/16 ...........  23,185,000      24,919,470



FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
    City University System Consolidated, Third General, Series 2, MBIA Insured, 5.00%, 7/01/28 .........  $ 5,000,000   $ 4,778,600
    City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 ...............................   20,000,000    19,692,000
    City University System, Refunding, Series U, 6.375%, 7/01/08 .......................................    1,140,000     1,228,156
    City University System, Series 1, 5.625%, 7/01/19 ..................................................   10,000,000    10,333,800
    City University System, Series F, Pre-Refunded, 7.875%, 7/01/17 ....................................   40,000,000    42,701,600
    City University System, Series U, Pre-Refunded, 6.375%, 7/01/08 ....................................    1,745,000     1,902,696
    City University System, Series U, Pre-Refunded, 6.70%, 7/01/09 .....................................    5,405,000     5,927,393
    City University System, Third General, 6.00%, 7/01/20 ..............................................   13,000,000    14,014,390
    City University System, Third General, Residence 2, 6.20%, 7/01/22 .................................    8,565,000     9,323,859
    City University System, Third General, Residence 2, Pre-Refunded, 6.20%, 7/01/22 ...................   19,990,000    22,476,956
    City University System, Third General, Series 2, 6.00%, 7/01/26 ....................................    6,020,000     6,472,885
    City University System, Third General, Series 2, 5.00%, 7/01/28 ....................................   11,295,000    10,619,785
    City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ......................   11,300,000    12,569,668
    Department of Education, Pre-Refunded, 7.75%, 7/01/21 ..............................................    2,530,000     2,775,056
    Department of Health, 6.625%, 7/01/15 ..............................................................      760,000       849,710
    Department of Health, 6.20%, 7/01/17 ...............................................................    7,650,000     8,225,892
    Department of Health, 5.50%, 7/01/25 ...............................................................   61,100,000    62,144,810
    Department of Health, Pre-Refunded, 6.625%, 7/01/15 ................................................    4,595,000     5,237,151
    Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24 ...................    9,175,000    10,430,691
    Department of Health, Veterans Home, 5.50%, 7/01/21 ................................................    7,000,000     7,151,760
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/11 ..................................    3,190,000     3,467,434
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/21 ..................................    9,775,000    10,625,132
    Fashion Institute of Technology, 7.50%, 7/01/20 ....................................................    2,115,000     2,224,219
    Genessee Valley, Series A, 6.90%, 2/01/32 ..........................................................    2,355,000     2,514,198
    Heritage House Nursing Center, 7.00%, 8/01/31 ......................................................    2,340,000     2,490,509
    Interfaith Medical Center, Series D, 5.40%, 2/15/28 ................................................   16,525,000    16,428,164
    Long Island University, 6.25%, 9/01/23 .............................................................   12,995,000    14,583,249
 (b)Long Island University, Asset Guaranteed, 5.125%, 9/01/23 ..........................................    1,800,000     1,740,456
 (b)Long Island University, Asset Guaranteed, 5.25%, 9/01/28 ...........................................    1,500,000     1,466,970
    Manhattan College, Refunding, 6.50%, 7/01/19 .......................................................   19,390,000    20,859,374
    Mental Health Services Facilities, Refunding, 6.00%, 8/15/21 .......................................    1,800,000     1,945,494
    Mental Health Services Facilities, Refunding, Series B, 5.75%, 8/15/12 .............................    2,165,000     2,315,901
    Mental Health Services Facilities, Refunding, Series B, 5.625%, 2/15/21 ............................    4,780,000     4,992,089
    Mental Health Services Facilities, Refunding, Series C, 5.25%, 2/15/19 .............................   13,435,000    13,255,374
    Mental Health Services Facilities, Series A, 5.75%, 8/15/22 ........................................    1,390,000     1,462,683
    Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ........................................    9,370,000     9,845,340
    Mental Health Services Facilities, Series B, 5.00%, 2/15/29 ........................................   10,000,000     9,396,600
    Mental Health Services Facilities, Series B, FSA Insured, 5.375%, 2/15/26 ..........................    5,470,000     5,490,294
    Millard Fillmore Hospital, FHA Insured, 5.375%, 2/01/32 ............................................    7,995,000     8,028,579
    New School University, MBIA Insured, 5.00%, 7/01/33 ................................................    5,000,000     4,719,350
    New York Medical College, Asset Guaranteed, Pre-Refunded, 6.875%, 7/01/21 ..........................    5,375,000     5,921,530
    Niagara Insured Mortgage, Nursing Home, MBIA Insured, 5.45%, 8/01/17 ...............................    2,500,000     2,560,550
    Niagara Insured Mortgage, Nursing Home, MBIA Insured, 5.55%, 8/01/27 ...............................    2,000,000     2,043,460
    North General Hospital, Refunding, Series G, 5.20%, 2/15/14 ........................................    5,000,000     4,999,600
    Nursing Home, Arden Hill, FHA Insured, 5.85%, 8/01/26 ..............................................    4,925,000     5,123,527



FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
    Nursing Home, Center for Nursing, FHA Insured, 5.45%, 8/01/17 ......................................  $ 1,000,000    $ 1,007,410
    Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ......................................    8,435,000      8,434,325
    Nursing Home, St. John's Health Care Corp., Refunding, 6.25%, 2/01/36 ..............................   34,265,000     36,182,812
    Nursing Home, Wesley Garden, 6.125%, 8/01/35 .......................................................    2,000,000      2,109,440
    Nyack Hospital, 6.25%, 7/01/13 .....................................................................    3,000,000      3,198,660
    Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 8/01/32 ...................................    5,835,000      6,176,523
    Rochester Institute of Technology, Refunding, MBIA Insured, 5.25%, 7/01/22 .........................    3,150,000      3,154,757
    Schervier, Home Asset Guaranty, 5.50%, 7/01/17 .....................................................    5,520,000      5,609,369
    Schervier, Home Asset Guaranty, 5.50%, 7/01/27 .....................................................    5,250,000      5,282,025
    St. Agnes Hospital, Series A, 5.40%, 2/15/25 .......................................................    2,000,000      1,988,820
    St. Lukes Home Residential Health, Series A, 6.375%, 8/01/35 .......................................    5,200,000      5,579,652
    State University Athletic Facilities, Pre-Refunded, 7.25%, 7/01/12 .................................    2,565,000      2,788,078
    State University Athletic Facilities, Pre-Refunded, 7.25%, 7/01/21 .................................    4,750,000      5,163,108
    State University Educational Facilities, 5.75%, 5/15/16 ............................................    3,000,000      3,178,440
    State University Educational Facilities, 5.125%, 5/15/21 ...........................................   35,000,000     34,032,950
    State University Educational Facilities, 5.50%, 5/15/26 ............................................   31,750,000     32,355,473
    State University Educational Facilities, Refunding, 5.125%, 5/15/27 ................................   15,900,000     15,316,788
    State University Educational Facilities, Series A, MBIA Insured, 4.75%, 5/15/25 ....................   10,450,000      9,658,204
    State University Educational Facilities, Series B, 7.375%, 5/15/14 .................................    7,025,000      7,366,766
    State University Educational Facilities, Series B, 7.00%, 5/15/16 ..................................    7,995,000      8,357,094
    State University Educational Facilities, Series B, Pre-Refunded, 6.25%, 5/15/20 ....................   25,000,000     27,794,250
    State University Educational Facilities, Series B, Pre-Refunded, 5.75%, 5/15/24 ....................    5,500,000      5,902,710
    The Highlands Living, 6.60%, 2/01/34 ...............................................................    3,780,000      4,062,064
    Upstate Community Colleges, Series A, 5.00%, 7/01/19 ...............................................    7,230,000      6,937,763
    Upstate Community Colleges, Series A, 6.00%, 7/01/22 ...............................................    7,000,000      7,583,170
    Upstate Community Colleges, Series A, 6.25%, 7/01/25 ...............................................   30,000,000     33,510,300
    Upstate Community Colleges, Series A, 6.125%, 7/01/27 ..............................................   11,845,000     13,344,459
    Upstate Community Colleges, Series A, 5.00%, 7/01/28 ...............................................   25,675,000     24,247,727
    Upstate Community Colleges, Series A, Pre-Refunded, 7.60%, 7/01/20 .................................    3,250,000      3,460,113
    Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 7/01/21 .................................    1,000,000      1,085,980
    W.K. Nursing Home Corp., 6.05%, 2/01/26 ............................................................    6,800,000      7,165,772
    Wycockoff Heights, Refunding, Series H, 5.20%, 2/15/16 .............................................    5,820,000      5,768,260
  New York State Energy Research and Development Authority Electric Facilities Revenue, Consolidated
   Edison Project, Refunding, Series A, 6.10%, 8/15/20 .................................................   11,820,000     12,596,810
  New York State Energy Research and Development Authority PCR,
    Long Island Lighting Co. Project, Series B, 5.15%, 3/01/16 .........................................   10,000,000     10,004,900
    Long Island Projects, 7.80%, 12/01/09 ..............................................................    3,300,000      3,353,295
    Long Island Projects, Series A, 7.50%, 12/01/06 ....................................................    4,715,000      4,785,018
  Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ....................    3,700,000      3,626,555
  New York State Environmental Facilities Corp. Special Obligation PCR, New York City
   Municipal Water Finance Authority Project,
    Pre-Refunded, 6.875%, 6/15/14 ......................................................................    1,810,000      2,054,024
    Series E, 6.875%, 6/15/14 ..........................................................................    1,190,000      1,331,420
  New York State Environmental Facilities Corp. Special Obligation, Riverbank State Park, Pre-Refunded,
    7.25%, 4/01/07 .....................................................................................    4,000,000      4,432,600
    7.25%, 4/01/12 .....................................................................................    4,300,000      4,765,045
    7.375%, 4/01/22 ....................................................................................    5,000,000      5,557,350



FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State HFA, Service Contract Obligation Revenue,
    Refunding, Series C, 6.00%, 9/15/21 ................................................................  $19,310,000    $20,495,634
    Refunding, Series C, 5.50%, 9/15/22 ................................................................   14,830,000     15,082,110
    Series A, 7.25%, 9/15/12 ...........................................................................      225,000        244,847
    Series A, 6.375%, 9/15/15 ..........................................................................    5,000,000      5,479,450
    Series A, 5.50%, 9/15/22 ...........................................................................    3,000,000      3,038,220
    Series A, 6.50%, 3/15/24 ...........................................................................      330,000        362,152
    Series A, 6.50%, 3/15/25 ...........................................................................      860,000        948,219
    Series A, 6.00%, 3/15/26 ...........................................................................   16,725,000     17,940,740
    Series A, Pre-Refunded, 7.25%, 9/15/12 .............................................................    2,150,000      2,379,685
    Series A, Pre-Refunded, 7.80%, 9/15/20 .............................................................   14,000,000     15,024,940
    Series A, Pre-Refunded, 7.80%, 9/15/20 .............................................................   10,000,000     10,887,800
    Series A, Pre-Refunded, 6.50%, 3/15/24 .............................................................   28,000,000     31,612,840
    Series A, Pre-Refunded, 6.50%, 3/15/25 .............................................................   10,410,000     11,861,154
    Series C, 6.30%, 9/15/12 ...........................................................................      310,000        331,499
    Series C, 6.125%, 3/15/20 ..........................................................................   99,760,000    106,362,117
    Series C, 6.30%, 3/15/22 ...........................................................................    1,985,000      2,112,000
    Series C, 5.50%, 3/15/25 ...........................................................................   17,015,000     17,276,350
  New York State HFAR,
    Adult Care, Series A, FHA Insured, Pre-Refunded, 7.85%, 2/15/30 ....................................    1,945,000      2,060,747
    Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ..........................................    5,285,000      5,543,912
    Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ...........................    2,400,000      2,589,096
    Health Facilities of New York City, Refunding, Series A, 8.00%, 11/01/08 ...........................   16,240,000     17,375,338
    Health Facilities of New York City, Series A, 6.00%, 5/01/07 .......................................   11,200,000     12,090,736
    Health Facilities of New York City, Series A, Pre-Refunded, 8.00%, 11/01/08 ........................   80,410,000     86,935,272
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ........................   25,650,000     27,242,609
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .......................   31,145,000     32,928,986
    MFHR, Second Mortgage, Series A, 7.00%, 8/15/23 ....................................................    4,245,000      4,481,489
    MFHR, Second Mortgage, Series C, 6.60%, 8/15/27 ....................................................    5,500,000      5,868,115
    MFHR, Second Mortgage, Series D, 6.25%, 8/15/23 ....................................................    2,500,000      2,621,900
    MFHR, Second Mortgage, Series E, 6.75%, 8/15/25 ....................................................    6,915,000      7,382,800
    MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 .............................................    1,000,000      1,058,550
    MFMR, Series A, FHA Insured, 7.00%, 8/15/22 ........................................................    4,885,000      5,258,800
    MFMR, Series A, FHA Insured, 7.10%, 8/15/35 ........................................................    8,630,000      9,162,126
    MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14 ......................................................    2,715,000      2,909,448
    MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23 ......................................................   33,960,000     36,352,142
    MFMR, Series B, FHA Insured, 8.50%, 5/15/28 ........................................................   12,575,000     12,598,641
    MFMR, Series C, FHA Insured, 6.50%, 8/15/24 ........................................................    6,870,000      7,265,506
  New York State Local Government Assistance Corp., Series A, 6.00%, 4/01/24 ...........................   12,200,000     13,290,070
  New York State Medical Care Facilities Finance Agency Revenue,
    Beth Israel Medical Center Project, Refunding, Series A, 7.20%, 11/01/14 ...........................    9,145,000      9,170,240
    Hospital and Nursing Home, Insured Mortgage, Refunding, Series A, FHA Insured, 6.20%, 2/15/21 ......    3,415,000      3,623,827
    Hospital and Nursing Home, Insured Mortgage, Series A, FHA Insured, Pre-Refunded, 6.20%, 2/15/21 ...    4,915,000      5,433,041
    Hospital and Nursing Home, Methodist Medical Center, Series A, FHA Insured, Pre-Refunded,
     6.70%, 8/15/23 ....................................................................................    5,500,000      6,055,885
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series A, FHA Insured, 6.20%, 2/15/23 ......    5,050,000      5,316,792
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, 6.25%, 2/15/25 ...................    2,635,000      2,825,379


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Medical Care Facilities Finance Agency Revenue, (cont.)
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%, 2/15/35 ....    $ 4,745,000    $ 5,041,183
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%, 2/15/15 ..............      6,415,000      6,812,024
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23 ...............      9,000,000      9,454,950
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27 ...............     12,235,000     12,982,069
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 2/15/28 ...............     26,910,000     28,562,005
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 7.45%, 8/15/31 ...............     28,290,000     30,498,883
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 8/15/33 ..............      7,940,000      8,298,888
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ...............     11,200,000     12,077,408
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.50%, 8/15/21 ...............      8,000,000      8,658,880
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ...............     21,540,000     22,875,265
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%, 2/15/26 ...............      1,795,000      1,825,048
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%, 8/15/29 ..............     86,865,000     92,926,440
    Hospital and Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.60%, 2/15/31 ...............     13,375,000     14,353,649
    Hospital and Nursing Home, Mortgage Revenue, Series D, FHA Insured, Pre-Refunded, 6.45%, 2/15/32 .     55,500,000     61,027,245
    Hospital and Nursing Home, Refunding, Series B, 6.125%, 8/15/24 ..................................     30,000,000     31,701,600
    Hospital and Nursing, Series B, FHA Insured, 6.95%, 2/15/32 ......................................     19,915,000     21,483,306
    Hospital and Nursing, Series B, Pre-Refunded, 6.95%, 2/15/32 .....................................      4,085,000      4,474,668
    Hospital and Nursing, Series C, FHA Insured, 6.65%, 8/15/32 ......................................     14,310,000     15,362,214
    Hospital and Nursing, Series C, FHA Insured, Pre-Refunded, 6.65%, 8/15/32 ........................        690,000        757,613
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24 .........................      3,200,000      3,662,848
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .........................      5,125,000      5,789,098
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34 .........................     31,210,000     35,880,577
    Huntington Hospital Mortgage, Project A, Refunding, 6.50%, 11/01/14 ..............................      4,000,000      4,300,920
    Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11 .......................................      2,670,000      2,853,856
    Mental Health Services Facilities, Series A, 8.875%, 8/15/07 .....................................     25,960,000     26,397,945
    Mental Health Services Facilities, Series A, 7.70%, 2/15/18 ......................................      3,405,000      3,462,034
    Mortgage Revenue Project, Series A, 6.50%, 2/15/35 ...............................................      3,800,000      4,097,350
    Mortgage Revenue Project, Series B , 6.60%, 8/15/34 ..............................................     23,775,000     25,534,826
    Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/25 ..................................      9,060,000      9,581,947
    Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ..................................      2,200,000      2,315,346
    Mortgage Revenue Project, Series C, 6.375%, 8/15/29 ..............................................     10,200,000     10,930,728
    Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ..................................      6,250,000      6,658,063
    Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .................................     13,200,000     14,247,684
    Mortgage Revenue Project, Series F, FHA Insured, 6.30%, 8/15/25 ..................................     16,400,000     17,664,276
    Mortgage Revenue Project, Series F, FHA Insured, 6.375%, 8/15/34 .................................     21,050,000     22,720,739
    North General Hospital, Series A, Pre-Refunded, 7.35%, 8/15/09 ...................................      5,380,000      5,530,532
    Saranac Lake General Hospital Project Revenue, Series A, 7.875%, 11/01/10 ........................      1,425,000      1,535,081
    Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..........................      1,410,000      1,493,204
    Secured Hospital Revenue, North General Hospital, Series A, Pre-Refunded, 7.40%, 2/15/19 .........     32,180,000     33,083,614
    Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ...............................................     16,770,000     17,685,977
    Secured Hospital Revenue, Series A, Pre-Refunded, 7.35%, 8/15/11 .................................     22,150,000     24,230,328
    Secured Hospital Revenue, Series A, Pre-Refunded, 7.40%, 8/15/21 .................................     55,225,000     60,469,166
    Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 ..............................     18,930,000     20,701,659
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ................      6,025,000      6,743,120
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.45%, 8/15/34 .................     36,650,000     41,145,489


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Mortgage Agency Revenue,
    8th Series A, 6.875%, 4/01/17 ......................................................................  $13,685,000    $13,697,317
    29th Series B, 6.45%, 4/01/15 ......................................................................   17,250,000     18,071,963
    Homeowners Mortgage, 37th Series A, 6.375%, 10/01/14 ...............................................    6,225,000      6,585,801
    Homeowners Mortgage, 37th Series A, 6.45%, 10/01/17 ................................................    9,000,000      9,522,990
    Homeowners Mortgage, 8th Series E, 8.10%, 10/01/17 .................................................    1,720,000      1,735,841
    Homeowners Mortgage, Series 27, 6.90%, 4/01/15 .....................................................    5,000,000      5,321,850
    Homeowners Mortgage, Series 41, 6.50%, 10/01/17 ....................................................    9,880,000     10,492,659
    Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17 ......................................    3,800,000      4,084,164
    Homeowners Mortgage, Series 45, 7.20%, 10/01/17 ....................................................   23,730,000     25,520,429
    Homeowners Mortgage, Series 47, 6.375%, 10/01/17 ...................................................   26,780,000     28,290,660
    Homeowners Mortgage, Series 51, 6.40%, 10/01/17 ....................................................    9,945,000     10,551,148
    Homeowners Mortgage, Series 57, 6.25%, 10/01/15 ....................................................   10,000,000     10,573,700
    Homeowners Mortgage, Series 57, 6.30%, 10/01/17 ....................................................    7,330,000      7,776,544
    Homeowners Mortgage, Series 57, 6.375%, 10/01/27 ...................................................    8,590,000      9,108,407
    Homeowners Mortgage, Series 61, 5.90%, 4/01/27 .....................................................    4,040,000      4,186,248
    Homeowners Mortgage, Series 72, 5.30%, 4/01/27 .....................................................    5,500,000      5,483,665
    Homeowners Mortgage, Series OO, 8.05%, 10/01/11 ....................................................      310,000        320,590
    Homeowners Mortgage, Series RR, 7.75%, 10/01/17 ....................................................   13,910,000     14,612,316
  New York State Tollway Authority General Revenue,
    Refunding, Series E, 5.00%, 1/01/25 ................................................................   37,360,000     35,647,791
    Series D, 5.375%, 1/01/27 ..........................................................................    5,975,000      6,016,945
  New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge, Pre-Refunded,
    7.25%, 1/01/10 .....................................................................................      750,000        804,570
    6.25%, 4/01/14 .....................................................................................   23,970,000     26,689,876
  New York State Urban Development Corp. Revenue,
    Cornell Center Project, 6.00%, 1/01/14 .............................................................    4,500,000      4,749,795
    Correctional Capital Facilities, Series 4, 5.375%, 1/01/23 .........................................   11,210,000     11,212,578
    Correctional Capital Facilities, Series 5, Pre-Refunded, 6.25%, 1/01/20 ............................   81,350,000     90,294,433
    Correctional Capital Facilities, Series 6, 5.625%, 1/01/17 .........................................    3,255,000      3,381,554
    Correctional Capital Facilities, Series 6, 5.375%, 1/01/25 .........................................   14,260,000     14,273,832
    Correctional Capital Facilities, Series 7, 5.70%, 1/01/16 ..........................................    3,000,000      3,169,830
    Correctional Capital Facilities, Series 7, 5.70%, 1/01/27 ..........................................   56,950,000     59,030,384
    Correctional Facilities Service Contract, Series B, 5.00%, 1/01/25 .................................   21,055,000     19,865,814
    Correctional Facilities Service Contract, Series B, AMBAC Insured, 4.75%, 1/01/28 ..................    2,000,000      1,838,920
    Correctional Facilities, Refunding, 5.00%, 1/01/19 .................................................    5,000,000      4,765,700
    Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ......................................   28,325,000     30,746,788
    Youth Facilities, 6.00%, 4/01/15 ...................................................................    8,500,000      9,114,465
  New York State Urban Development Corp., Corporate Purpose,
    Senior lien, 5.375%, 7/01/22 .......................................................................   34,900,000     35,260,517
    Sub-lien, 5.60%, 7/01/26 ...........................................................................    9,750,000     10,021,830
  Niagara Falls City School District COP, High School Facilities, 5.375%, 6/15/28 ......................   10,000,000      9,791,100
  North County Development Authority Solid Waste Systems Revenue, Pre-Refunded, 6.75%, 7/01/12 .........    5,145,000      5,261,020
  Oneida Health Care Corp. Mortgage Revenue, Oneida Health Care, Series A, FHA Insured, 7.20%, 8/01/31 .    2,155,000      2,266,801
  Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
    6.20%, 4/01/00 .....................................................................................    1,390,000      1,422,220
    6.30%, 4/01/01 .....................................................................................    1,035,000      1,080,209



FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue, (cont.)
    6.40%, 4/01/02 .....................................................................................  $ 1,930,000    $ 2,055,218
    6.50%, 4/01/03 .....................................................................................    2,075,000      2,251,147
    6.65%, 4/01/05 .....................................................................................    1,115,000      1,234,628
    6.75%, 4/01/14 .....................................................................................      655,000        685,988
    Pre-Refunded, 6.75%, 4/01/14 .......................................................................   20,100,000     22,365,069
  Oswego County IDA, Civic Facility Revenue, St. Luke Residential Health, Series A, FHA Insured,
    5.40%, 2/01/38 .....................................................................................    2,750,000      2,718,953
  Port Authority of New York and New Jersey Revenue,
    Consolidated 67th Series, 6.875%, 1/01/25 ..........................................................    1,675,000      1,720,192
    Consolidated 74th Series, 6.75%, 8/01/26 ...........................................................    4,400,000      4,690,092
    Delta Air Lines Special Project, Series 1, 6.95%, 6/01/08 ..........................................   17,000,000     18,293,190
  Port Jervis IDA, Mercy Community Hospital Revenue, Franciscan Health Partnership, 5.50%, 11/01/16 ....    1,000,000        993,310
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.00%, 7/01/36 ......    4,000,000      3,843,560
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation,
   Refunding, 7.875%, 10/01/04 .........................................................................    8,100,000      8,358,390
  Puerto Rico Electric Power Authority Revenue, Series T,
    6.00%, 7/01/16 .....................................................................................    5,575,000      5,968,539
    Pre-Refunded, 6.375%, 7/01/24 ......................................................................   15,565,000     17,426,107
  Puerto Rico Industrial Medical and Environmental PCFA Revenue, American Airlines Inc., 6.45%, 12/01/25   21,015,000     22,677,917
  Puerto Rico Municipal Finance Agency, Series A, 6.50%, 7/01/19 .......................................   11,000,000     12,146,310
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County Nursing Home,
    Series A, 6.90%, 6/01/24 ...........................................................................   10,000,000     10,894,100
    Series B, 6.90%, 6/01/24 ...........................................................................    3,345,000      3,644,076
  Suffolk County IDA Civic Facilities Revenue, Dowling College, Pre-Refunded, 8.25%, 12/01/20 ..........    4,500,000      4,894,020
  Sunnybrook Elderly Housing Corp. Mortgage Revenue, Sunnybrook Apartments Project, 11.25%, 12/01/14 ...    1,250,000      1,291,375
  Syracuse IDA, Civic Facility Revenue,
    Crouse Health Hospital Inc., Project A, 5.25%, 1/01/16 .............................................    4,000,000      3,845,720
    Crouse Health Hospital Inc., Project A, 5.375%, 1/01/23 ............................................    4,760,000      4,584,356
    St. Joseph's Hospital Health Center Project, Pre-Refunded, 7.50%, 6/01/18 ..........................    2,000,000      2,177,940
  Triborough Bridge and Tunnel Authority Revenue, General Purpose, Refunding, Series A, 5.25%, 1/01/28 .    8,250,000      8,237,543
  Ulster County Resource Recovery Agency Solid Waste System Revenue, 6.00%, 3/01/14 ....................    8,620,000      8,880,238
  Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
    10/01/15 ...........................................................................................    2,500,000      2,522,875
    10/01/18 ...........................................................................................    2,500,000      2,516,550
  Virgin Islands Water and Power Authority Electric System Revenue, Series A, Pre-Refunded, 7.40%, 7/01/11  2,840,000      3,062,713
  Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding, Series A,
   7.90%, 12/15/07 .....................................................................................   34,270,000     35,286,448
  Yonkers GO, Series A, 9.20%,
    2/01/01 ............................................................................................      500,000        536,825
    2/01/03 ............................................................................................    1,090,000      1,250,731
    2/01/04 ............................................................................................    1,095,000      1,287,468
    2/01/05 ............................................................................................    1,095,000      1,320,395
                                                                                                                       -------------
  TOTAL BONDS (COST $4,561,638,810) ....................................................................               4,836,021,274
                                                                                                                       -------------


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS 2.0%
  MTA Service Contract Revenue,
    Commuter Facilities, Refunding, Series 7, 7/01/10 ..................................................  $ 7,500,000    $ 4,368,000
    Commuter Facilities, Refunding, Series 7, 7/01/11 ..................................................    7,590,000      4,160,610
    Commuter Facilities, Refunding, Series 7, 7/01/13 ..................................................    2,065,000      1,002,434
    Transit Facilities, Refunding, Series 7, 7/01/09 ...................................................   13,125,000      8,129,625
    Transit Facilities, Refunding, Series 7, 7/01/10 ...................................................    9,000,000      5,241,600
    Transit Facilities, Refunding, Series 7, 7/01/11 ...................................................   21,200,000     11,621,204
    Transit Facilities, Refunding, Series 7, 7/01/12 ...................................................   15,380,000      7,939,925
    Transit Facilities, Refunding, Series 7, 7/01/13 ...................................................    7,935,000      3,851,966
  New York City GO,
    Citysavers, Series B, 8/01/09 ......................................................................    8,875,000      5,491,761
    Citysavers, Series B, 6/01/12 ......................................................................    1,030,000        536,022
    Citysavers, Series B, 12/01/12 .....................................................................    1,030,000        522,715
    Citysavers, Series B, 6/01/13 ......................................................................    1,030,000        506,276
    Citysavers, Series B, 12/01/13 .....................................................................    1,030,000        493,597
    Citysavers, Series B, 6/01/14 ......................................................................    1,030,000        478,425
    Citysavers, Series B, 12/01/14 .....................................................................    1,030,000        466,343
    Citysavers, Series B, 6/01/15 ......................................................................    1,030,000        451,037
    Citysavers, Series B, 12/01/15 .....................................................................    1,030,000        439,542
    Citysavers, Series B, 6/01/16 ......................................................................    1,030,000        424,813
    Citysavers, Series B, 12/01/16 .....................................................................    1,030,000        413,885
    Citysavers, Series B, 6/01/17 ......................................................................    1,030,000        401,123
    Citysavers, Series B, 12/01/17 .....................................................................    1,030,000        390,751
    Citysavers, Series B, 6/01/18 ......................................................................    1,030,000        378,535
    Citysavers, Series B, 12/01/18 .....................................................................    1,005,000        359,740
    Citysavers, Series B, 6/01/19 ......................................................................    1,030,000        358,409
    Citysavers, Series B, 12/01/19 .....................................................................    1,030,000        349,067
    Citysavers, Series B, 6/01/20 ......................................................................   10,000,000      3,287,300
    M-Raes, Series 29, zero cpn. to 3/15/00, 8.00% thereafter, Pre-Refunded, 3/15/12 ...................    2,500,000      2,470,800
    M-Raes, Series 30, zero cpn. to 3/15/00, 8.00% thereafter, Pre-Refunded, 3/15/13 ...................    3,875,000      3,829,740
    M-Raes, Series 36, zero cpn. to 10/01/02, 8.00% thereafter, 10/01/14 ...............................   17,400,000     14,839,416
    Series A-2, 8/1/2010 ...............................................................................    2,690,000      1,565,401
  Orangetown Housing Authority Facilities Revenue, Senior Housing Center Project, Refunding,
   MBIA Insured, 4/01/30 ...............................................................................   21,170,000      3,948,628
  Triborough Bridge and Tunnel Authority Revenue, Convention Center Project, Series E, 1/01/12 .........   21,625,000     11,449,789
                                                                                                                       -------------
  TOTAL ZERO COUPON BONDS (COST $60,606,072) ...........................................................                 100,168,479
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS  (COST $4,622,244,882) ...................................................               4,936,189,753
                                                                                                                       -------------


FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  (a) SHORT TERM INVESTMENTS .1%
  Long Island Power Authority Electric System Revenue, Sub Series 5, Daily VRDN and Put, 3.30%,
   5/01/33
  TOTAL SHORT TERM INVESTMENTS (COST $7,300,000)                                                          $ 7,300,000  $   7,300,000
                                                                                                                       -------------
  TOTAL INVESTMENTS (COST $4,629,544,882) 98.8%                                                                        4,943,489,753
  OTHER ASSETS, LESS LIABILITIES 1.2%                                                                                     62,325,418
                                                                                                                      --------------
  NET ASSETS 100.0%                                                                                                   $5,005,815,171
                                                                                                                      ==============



See glossary of terms on page 31.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

See notes to financial statements.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MAY 31, 1999 (CONT.)


GLOSSARY OF TERMS
 AMBAC    - American Municipal Bond Assurance Corp.
 COP      - Certificate of Participation
 FGIC     - Financial Guaranty Insurance Co.
 FHA      - Federal Housing Authority/Agency
 FSA      - Financial Security Assistance (some of the securities shown as FSA
            Insured were originally insured by Capital Guaranty Insurance Co.
            (CGIC) which was acquired by FSA in 1995 and no longer does business under this name.)
 GO       - General Obligation
 HDC      - Housing Development Corp.
 HFA      - Housing Finance Authority/Agency
 HFAR     - Housing Finance Authority/Agency Revenue
 IDA      - Industrial Development Authority/Agency
 IDAR     - Industrial Development Authority/Agency Revenue
 MBIA     - Municipal Bond Investors Assurance Corp.
 MFHR     - Multi-Family Housing Revenue
 MFR      - Multi-Family Revenue
 MFMR     - Multi-Family Mortgage Revenue
 MTA      - Metropolitan Transportation Authority
 PCFA     - Pollution Control Financing Authority
 PCR      - Pollution Control Revenue



FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999

Assets:
 Investments in securities:
  Cost .................................................................................   $4,629,544,882
                                                                                           --------------
  Value ................................................................................    4,943,489,753
 Cash ..................................................................................           84,779
 Receivables:
  Investment securities sold ...........................................................       32,543,834
  Capital shares sold ..................................................................        6,599,402
  Interest .............................................................................       84,433,687
                                                                                           --------------
Total assets ...........................................................................    5,067,151,455
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................       46,227,962
  Capital shares redeemed ..............................................................        6,273,939
  Affiliates ...........................................................................        2,712,968
  Shareholders .........................................................................        5,932,234
 Other liabilities .....................................................................          189,181
                                                                                           --------------
Total liabilities ......................................................................       61,336,284
                                                                                           --------------
 Net assets, at value ..................................................................   $5,005,815,171
                                                                                           --------------

 Net assets consist of:
 Undistributed net investment income ...................................................    $   2,837,217
 Net unrealized appreciation ...........................................................      313,944,871
 Accumulated net realized gain .........................................................       26,140,542
 Capital shares ........................................................................    4,662,892,541
                                                                                           --------------
Net assets, at value ...................................................................   $5,005,815,171
                                                                                           --------------

CLASS A:
 Net assets, at value ..................................................................   $4,847,000,588
                                                                                           --------------
 Shares outstanding ....................................................................      406,979,670
                                                                                           --------------
 Net asset value per share* ............................................................           $11.91
                                                                                           --------------
 Maximum offering price per share (net asset value per share / 95.75%, respectively) ...           $12.44
                                                                                           --------------

CLASS B:
 Net assets, at value ..................................................................     $ 19,058,927
                                                                                           --------------
 Shares outstanding ....................................................................        1,602,304
                                                                                           --------------
 Net asset value and maximum offering price per share ..................................           $11.89
                                                                                           --------------

CLASS C:
 Net assets, at value ..................................................................    $ 139,755,656
                                                                                           --------------
 Shares outstanding ....................................................................       11,737,272
                                                                                           --------------
 Net asset value per share* ............................................................           $11.91
                                                                                           --------------
 Maximum offering price per share (net asset value per share / 99.00%, respectively) ...           $12.03
                                                                                           --------------

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1999

Investment income:
 Interest ...............................................................................    $294,609,914
                                                                                             ------------
Expenses:
 Management fees (Note 3) ...............................................................      22,815,525
 Distribution fees (Note 3)
  Class A ...............................................................................       3,736,786
  Class B ...............................................................................          23,909
  Class C ...............................................................................         823,951
 Transfer agent fees (Note 3) ...........................................................       2,022,522
 Custodian fees .........................................................................          49,755
 Reports to shareholders ................................................................         400,356
 Registration and filing fees ...........................................................          30,466
 Professional fees (Note 3) .............................................................         152,488
 Trustees' fees and expenses ............................................................          79,449
 Other ..................................................................................         139,065
                                                                                             ------------
Total expenses ..........................................................................      30,274,272
                                                                                             ------------
 Net investment income ..................................................................     264,335,642
                                                                                             ------------
Realized and unrealized gains (losses):
 Net realized gain from investments .....................................................      34,770,841
 Net unrealized depreciation on investments .............................................     (68,274,888)
                                                                                             ------------
Net realized and unrealized loss ........................................................     (33,504,047)
                                                                                             ------------
Net increase in net assets resulting from operations ....................................    $230,831,595
                                                                                             ============


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MAY 31, 1999 AND 1998

                                                                                          1999               1998
                                                                                   ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................   $   264,335,642    $   271,156,474
  Net realized gain from investments ...........................................        34,770,841         45,293,825
  Net unrealized appreciation (depreciation) on investments ....................       (68,274,888)       139,361,103
                                                                                   ----------------------------------
   Net increase in net assets resulting from operations ........................       230,831,595        455,811,402
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................................................      (259,311,860)      (264,830,442)
   Class B .....................................................................          (144,441)                --
   Class C .....................................................................        (5,976,311)        (4,425,343)
  Net realized gains:
   Class A .....................................................................       (34,522,709)       (14,121,098)
   Class C .....................................................................          (912,969)          (267,394)
                                                                                   ----------------------------------
 Total distributions to shareholders ...........................................      (300,868,290)      (283,644,277)
 Capital share transactions: (Note 2)
   Class A .....................................................................        90,794,689        (49,693,259)
   Class B .....................................................................        19,219,023                 --
   Class C .....................................................................        33,016,833         31,407,102
                                                                                   ----------------------------------
 Total capital share transactions ..............................................       143,030,545        (18,286,157)
   Net increase in net assets ..................................................        72,993,850        153,880,968
Net assets
 Beginning of year .............................................................     4,932,821,321      4,778,940,353
                                                                                   ----------------------------------
 End of year ...................................................................   $ 5,005,815,171    $ 4,932,821,321
                                                                                   ----------------------------------
Undistributed net investment income included in net assets:
 End of year ...................................................................   $     2,837,217    $     3,934,187
                                                                                   ==================================


                    See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B, and Class C. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 1999, there were 2,500,000,000 shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                                          YEAR ENDED MAY 31,
                                                     --------------------------------------------------------------
                                                                 1999                              1998
                                                     --------------------------------------------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                     --------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................................    36,317,861    $ 438,090,167       30,145,107    $ 359,395,945
 Shares issued in reinvestment of distributions ..    11,562,080      139,259,975       10,819,907      128,475,365
 Shares redeemed .................................   (40,360,181)    (486,555,453)     (45,127,295)    (537,564,569)
                                                     --------------------------------------------------------------
 Net increase (decrease) .........................     7,519,760    $  90,794,689       (4,162,281)   $ (49,693,259)
                                                     ==============================================================
CLASS B SHARES:*
 Shares sold .....................................     1,616,584    $  19,388,622
 Shares issued in reinvestment of distributions ..         9,201          110,109
 Shares redeemed .................................       (23,481)        (279,708)
                                                     ----------------------------
 Net increase ....................................     1,602,304    $  19,219,023
                                                     ============================
CLASS C SHARES:
 Shares sold .....................................     4,034,431    $  48,699,164        3,322,782    $  39,628,686
 Shares issued in reinvestment of distributions ..       359,822        4,333,718          249,898        2,969,445
 Shares redeemed .................................    (1,660,553)     (20,016,049)        (937,667)     (11,191,029)
                                                     --------------------------------------------------------------
 Net increase ....................................     2,733,700    $  33,016,833        2,635,013    $  31,407,102
                                                     ==============================================================

*Effective date of Class B shares was January 1, 1999.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:


    ANNUALIZED
     FEE RATE     MONTH-END NET ASSETS
    ----------    --------------------

      .625%       First $100 million
      .500%       Over $100 million up to and including $250 million
      .450%       Over $250 million up to and including $10 billion


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .10%, .65%, and .65% per year of its average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $1,228,123 and $139,155, respectively.

The Fund paid shareholder servicing fees of $2,022,522 of which $1,707,712 was paid to Investor Services.

Included in professional fees are legal fees of $25,500 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At May 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,630,608,441 was as follows:


      Unrealized appreciation                  $ 324,403,267
      Unrealized depreciation                    (11,521,955)
                                               -------------
      Net unrealized appreciation              $ 312,881,312
                                               -------------

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 1999 aggregated $771,744,301 and $658,356,804, respectively.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Tax-Free Income Fund (the "Fund") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
July 1, 1999



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Tax Information

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $34,770,841 as a capital gain dividend for the fiscal year ended May 31, 1999.

Under Section 852(b)(5)(A) of the Internal Revenue Code, the fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 1999.



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